Liability in respect of government grants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Liability in respect of government grants
Balance as of January 1	$ 2,157	$ 1,986
Payment of royalties	(180)	(298)
Revaluation of the liability	(967)	469
Balance as of December 31	1,010	2,157
Current maturities in respect of government grants	167	262
Non-current liability in respect of government grants	$ 843	$ 1,895